Share Capital (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Classes Of Share Capital Text Block Abstract
Schedule of Information About Stock Options Outstanding
	Number of shares	Weighted average exercise price per share CAD$
Balance, April 1, 2021	1,862,418	$5.45
Options exercised	(797,083)	2.98
Options cancelled/forfeited	(70,000)	7.46
Balance, March 31, 2022	995,335	$7.28
Option granted	595,000	3.95
Options cancelled/forfeited	(158,667)	6.29
Balance, March 31, 2023	1,431,668	$6.01

Schedule of Information About Stock Options Outstanding
		Weighted average
	Number of options	remaining	Weighted average	Number of options	Weighted average
Exercise price in	outstanding at	contractual life	exercise price in	exercisable at	exercise price in
CAD$	March 31, 2023	(Years)	CAD$	March 31, 2023	CAD$
$3.93	478,000	4.07	$3.93	79,666	$3.93
$4.08	60,000	4.90	$4.08	-	$-
$5.46	493,668	2.15	$5.46	410,832	$5.46
$9.45	400,000	2.62	$9.45	268,335	$9.45
$3.93 to $9.45	1,431,668	3.04	$6.01	758,833	$6.71

Schedule of fair value of stock options granted
Year ended March 31,
2023
Risk free interest rate	2.64%
Expected life of option in years	2.75 years
Expected volatility	62.00%
Expected dividend yield	0.81%
Estimated forfeiture rate	9.81%
Weighted average share price at date of grant	$3.95 CAD

Schedule of Summary of RSUs
	Number of shares	Weighted average grant date closing price per share $CAD
Balance, April 1, 2021	1,249,336	$6.28
Granted	1,000,000	6.40
Forfeited	(46,999)	6.63
Distributed	(566,172)	5.90
Balance, March 31, 2022	1,636,165	$6.47
Granted	1,154,000	3.96
Forfeited	(159,792)	5.44
Distributed	(503,703)	6.04
Balance, March 31, 2023	2,126,670	$5.29

Schedule of Earnings Per Share Basic and Diluted
	For the years ended March 31,
	2023			2022
	Income	Shares	Per-Share	Income	Shares	Per-Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net income attributable to equity holders of the Company	$20,608			$30,634
Basic earnings per share	20,608	176,862,877	$0.12	30,634	176,534,501	$0.17
Effect of dilutive securities:
Stock options and RSUs		2,126,672			1,789,467
Diluted earnings per share	$20,608	178,989,549	$0.12	$30,634	178,323,968	$0.17